Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of April 2012

Collection Period Start	1-Apr-12	Distribution Date	15-May-12
Collection Period End	30-Apr-12	30/360 Days	30
Beg. of Interest Period	16-Apr-12	Actual/360 Days	29
End of Interest Period	15-May-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	265,239,769.95	238,427,220.01	0.2516201
Total Securities		947,568,199.56	265,239,769.95	238,427,220.01	0.2516201
Class A-1 Notes	0.560800%	201,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	1.100000%	243,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.390000%	256,000,000.00	17,671,570.39	0.00	0.0000000
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	40,859,020.45	0.8171804
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	17,671,570.39	20,469.57	69.0295718	0.0799593
Class A-4 Notes	9,140,979.55	67,083.33	182.8195910	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,812,549.94	87,552.90

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,239,166.70
Monthly Interest				1,707,834.38
Total Monthly Payments				4,947,001.08

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				183,715.13
Aggregate Sales Proceeds Advance				8,275,466.08
Total Advances				8,459,181.21

Vehicle Disposition Proceeds:
Reallocation Payments				17,550,907.94
Repurchase Payments				1,076,399.76
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,434,859.59
Excess Wear and Tear and Excess Mileage				203,017.28
Remaining Payoffs				0.00
Net Insurance Proceeds				158,544.09
Residual Value Surplus				700,013.44
Total Collections				42,529,924.39

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	12,600,135.08			871
Involuntary Repossession	87,630.00			6
Voluntary Repossession	63,165.00			4
Full Termination	4,799,977.86			334
Bankruptcy	-			-
Insurance Payoff		157,340.50		10
Customer Payoff			99,975.00	7
Grounding Dealer Payoff			6,542,435.99	390
Dealer Purchase			2,308,849.16	135
Total	17,550,907.94	157,340.50	8,951,260.15	1,757

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of April 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	15,400	288,612,083.50	6.00000%	265,239,769.95
Total Depreciation Received		(4,062,407.50)		(3,951,320.61)
Principal Amount of Gross Losses	(16)	(285,032.89)		(263,228.11)
Repurchase / Reallocation	(79)	(1,167,668.14)		(1,076,399.76)
Early Terminations	(487)	(7,801,536.22)		(7,054,879.60)
Scheduled Terminations	(984)	(15,829,382.30)		(14,466,721.86)
Pool Balance - End of Period	13,834	259,466,056.45	6.00000%	238,427,220.01

Remaining Pool Balance
Lease Payment				39,646,534.77
Residual Value				198,780,685.24
Total				238,427,220.01

III. DISTRIBUTIONS

Total Collections					42,529,924.39
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					42,529,924.39

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					182,303.14
3. Reimbursement of Sales Proceeds Advance					12,351,727.26
4. Servicing Fee:
Servicing Fee Due					221,033.14
Servicing Fee Paid					221,033.14
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,755,063.54

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					20,469.57

Class A-3 Notes Monthly Interest Paid					20,469.57
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of April 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	87,552.90
Total Note and Certificate Monthly Interest Paid	87,552.90
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	29,687,307.95

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,812,549.94

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	26,812,549.94
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,874,758.01

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of April 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		14,213,523.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,213,523.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,874,758.01
Gross Reserve Account Balance		17,088,281.01
Remaining Available Collections Released to Seller		2,874,758.01
Total Ending Reserve Account Balance		14,213,523.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.19
Monthly Prepayment Speed		87%
Lifetime Prepayment Speed		66%

	$	units
Recoveries of Defaulted and Casualty Receivables	372,630.49
Securitization Value of Defaulted Receivables and Casualty Receivables	263,228.11	16
Aggregate Defaulted and Casualty Gain (Loss)	109,402.38
Pool Balance at Beginning of Collection Period	265,239,769.95
Net Loss Ratio	0.0412%

Cumulative Net Losses for all Periods	0.0440%	417,369.44

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,655,236.50	104
61-90 Days Delinquent	398,299.82	22
91-120+ Days Delinquent	12,038.95	1
Total Delinquent Receivables:	2,065,575.27	127
60+ Days Delinquencies as Percentage of Receivables	0.15%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	17,400,112.94	1203
Securitization Value	17,184,759.38
Aggregate Residual Gain (Loss)	215,353.56

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	239,506,810.86	15,066
Cumulative Securitization Value	226,043,780.13
Cumulative Residual Gain (Loss)	13,463,030.73

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		17,521,180.54
Reimbursement of Outstanding Advance		12,351,727.26
Additional Advances for current period		8,275,466.08
Ending Balance of Residual Advance		13,444,919.36

Beginning Balance of Payment Advance		386,248.36
Reimbursement of Outstanding Payment Advance		182,303.14
Additional Payment Advances for current period		183,715.13
Ending Balance of Payment Advance		387,660.35

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of April 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No